Investments in associates - Unrecognized equity method losses and cumulative unrecognized equity method losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Associates
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	₩ (1,018)	₩ (2,360)
Cumulative unrecognized equity method losses	(1,720)	(2,552)
Songrim Partners
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses		0
Cumulative unrecognized equity method losses		(22)
MSTEEL Co.,Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(371)
Cumulative unrecognized equity method losses	(371)
MIEL CO.,LTD
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	0	(16)
Cumulative unrecognized equity method losses	(41)	(41)
Goduck Gangil1 PFV Co., Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses		(19)
Cumulative unrecognized equity method losses		(164)
Goduck Gangil10 PFV Co., Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses		(1,664)
Cumulative unrecognized equity method losses		(1,664)
Shinhan Global Healthcare Fund 1
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(61)	(153)
Cumulative unrecognized equity method losses	(214)	(153)
Shinhan Global Healthcare Fund 2
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(82)	(14)
Cumulative unrecognized equity method losses	(96)	(14)
EDNCENTRAL Co.,Ltd
Unrecognized equity method losses and cumulative unrecognized equity method losses [Line Items]
Unrecognized equity method losses	(504)	(494)
Cumulative unrecognized equity method losses	₩ (998)	₩ (494)